Restatement of Previously Issued Financial Statements - Statements of operations (Detail) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase in fair value of warrant liabilities	$ (12,835,995)	$ (2,581,086)	$ (2,581,086)	$ 7,031,641
Loss on excess of fair value over cash received for Private Placement Warrants		(4,216,725)	4,216,725	4,216,725
Offering costs related to warrant liabilities		(775,034)	775,034	775,034
Net loss	$ 7,803,204	$ (8,796,182)	$ (8,811,802)	$ (13,612,039)
Common Class F
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Basic and diluted net loss per share	$ 0.90	$ (1.02)	$ (1.02)	$ (1.58)
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		$ (1,223,337)	$ (1,238,957)	$ (1,588,639)
As Previously Reported | Common Class F
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Basic and diluted net loss per share		$ (0.14)	$ (0.14)	$ (0.18)
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase in fair value of warrant liabilities		$ (2,581,086)	$ (2,581,086)	$ 7,031,641
Loss on excess of fair value over cash received for Private Placement Warrants		(4,216,725)	4,216,725	4,216,725
Offering costs related to warrant liabilities		(775,034)	775,034	775,034
Net loss		$ (7,572,845)	$ (7,572,845)	$ (12,023,400)
Adjustments | Common Class F
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Basic and diluted net loss per share		$ (0.88)	$ (0.88)	$ (1.40)